Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities accounted at fair value on recurring basis by level within fair value hierarchy
The following tables present financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2014 and December 31, 2013 by level within the fair value hierarchy (dollars in thousands):

	March 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Investments in private equity funds	$—	$—	$571,903	$571,903
RXR Investment (1)	—	—	194,657	194,657
Real estate securities, available for sale:
N-Star CDO bonds	—	—	230,241	230,241
N-Star CDO equity	—	—	142,908	142,908
CMBS and other securities	—	14,340	16,141	30,481
CRE securities in N-Star CDOs
CMBS	—	411,413	74,777	486,190
Third-party CDO notes	—	—	23,995	23,995
Agency debentures	—	31,946	—	31,946
Unsecured REIT debt	—	9,511	—	9,511
Trust preferred securities	—	—	5,863	5,863
Subtotal real estate securities, available for sale	—	467,210	493,925	961,135
Derivative assets	—	1,925	—	1,925
Total assets	$—	$469,135	$1,260,485	$1,729,620
Liabilities:
CDO bonds payable	$—	$—	$419,253	$419,253
Derivative liabilities	—	30,717	—	30,717
Total liabilities	$—	$30,717	$419,253	$449,970

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Investments in private equity funds	$—	$—	$586,018	$586,018
RXR Investment(1)	—	—	192,419	192,419
Real estate securities, available for sale:				—
N-Star CDO bonds	—	—	205,287	205,287
N-Star CDO equity	—	—	158,274	158,274
CMBS and other securities	—	20,694	8,736	29,430
CRE securities in N-Star CDOs				—
CMBS	—	507,725	64,576	572,301
Third-party CDO notes	—		24,931	24,931
Agency debentures	—	29,540	—	29,540
Unsecured REIT debt	—	9,521	—	9,521
Trust preferred securities	—	—	5,791	5,791
Subtotal real estate securities, available for sale	—	567,480	467,595	1,035,075
Derivative assets	—	3,469	—	3,469
Total assets	$—	$570,949	$1,246,032	$1,816,981
Liabilities:
CDO bonds payable	$—	$—	$384,183	$384,183
Derivative liabilities	—	52,204	—	52,204
Total liabilities	$—	$52,204	$384,183	$436,387
_____________________________________________________________________
(1) Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

The following tables present financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012 by level within the fair value hierarchy (dollars in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Investments in private equity funds, at fair value	$—	$—	$586,018	$586,018
RXR Investment (1)	—	—	192,419	192,419
Real estate securities, available for sale:
N-Star CDO bonds	—	—	205,287	205,287
N-Star CDO equity	—	—	158,274	158,274
CMBS and other securities	—	20,694	8,736	29,430
CRE securities in N-Star CDOs
CMBS	—	507,725	64,576	572,301
Third-party CDO notes	—	—	24,931	24,931
Agency debentures	—	29,540	—	29,540
Unsecured REIT debt	—	9,521	—	9,521
Trust preferred securities	—	—	5,791	5,791
Subtotal real estate securities, available for sale	—	567,480	467,595	1,035,075
Derivative assets	—	3,469	—	3,469
Total assets	$—	$570,949	$1,246,032	$1,816,981
Liabilities:
CDO bonds payable	$—	$—	$384,183	$384,183
Derivative liabilities	—	52,204	—	52,204
Total liabilities	$—	$52,204	$384,183	$436,387
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Real estate securities, available for sale:
CMBS	$—	$703,327	$264,416	$967,743
Third-party CDO notes	—	420	47,816	48,236
Unsecured REIT debt	—	56,246	135	56,381
Trust preferred securities	—	—	9,571	9,571
Agency debentures	—	26,462	—	26,462
Subtotal	—	786,455	321,938	1,108,393
Derivative assets	—	6,229	—	6,229
Total assets	$—	$792,684	$321,938	$1,114,622
Liabilities:
CDO bonds payable (1)	$—	$—	$1,999,470	$1,999,470
Derivative liabilities	—	170,840	—	170,840
Total liabilities	$—	$170,840	$1,999,470	$2,170,310
____________________________________________________________

(1)	Excludes CapLease CDO bonds payable for which the fair value option was not elected.

Schedule of additional information about the financial assets and liabilities measured at fair value on a recurring basis
The following table presents additional information about financial assets and liabilities which are measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013, for which the Company has used Level 3 inputs to determine fair value (dollars in thousands):

	March 31, 2014				December 31, 2013
	Investments in Private Equity Funds	RXR Investment (1)	Real Estate Securities	CDO Bonds Payable	Investments in Private Equity Funds	RXR Investment (1)	Real Estate Securities	CDO Bonds Payable
Beginning balance(2)	$586,018	$192,419	$467,595	$384,183	$—	$—	$321,937	$1,999,470
Transfers into Level 3(3)	—	—	13,909	—	—	—	7,788	—
Transfers out of Level 3(3)	—	—	—	—	—	—	(108,143)	—
Purchases / borrowings / amortization / contributions	1,836	759	20,615	—	747,564	192,209	23,594	43,983
Sales	—	—	(7,761)	—	—	—	(40,328)	—
Paydowns / distributions	(44,099)	—	(6,820)	(30,185)	(244,138)	—	(54,971)	(647,947)
Repurchases	—	—	—	—	—	—	—	(44,221)
Gains:
Equity in earnings of unconsolidated ventures	28,148	1,479		—	82,592	210	—	—
Unrealized gains included in earnings	—	—	20,284	—	—	—	67,824	—
Realized gains included in earnings	—	—	4,252	—	—	—	15,179	—
Unrealized gain on real estate securities, available for sale included in OCI	—	—	18,397	—	—	—	3,098	—
Deconsolidation of N-Star CDOs(4)	—	—	830	(78,105)	—	—	350,886	(1,656,857)
Losses:
Unrealized losses included in earnings	—	—	(15,972)	143,360	—	—	(19,522)	106,622
Realized losses included in earnings	—	—	(2,138)	—	—	—	(5,601)	26,697
Unrealized losses on real estate securities, available for sale included in OCI	—	—	(9,749)	—	—	—	(4,138)	—
Deconsolidation of N-Star CDOs (4)	—	—	(9,516)	—	—	—	(90,008)	556,436
Ending balance	$571,903	$194,657	$493,926	$419,253	$586,018	$192,419	$467,595	$384,183
Gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to assets or liabilities still held.	$—	$—	$4,311	$(143,360)	$—	$—	$19,777	$93,025
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.

(2)	Represents the balance as of January 1, 2014 and 2013 for the periods ended March 31, 2014 and December 31, 2013, respectively.

(3)
Transfers between Level 2 and Level 3 represent a fair value measurement from a third-party pricing service or broker quotations that have become more or less observable during the period. Transfers are assumed to occur at the beginning of the year.

(4)	Represents amounts recorded as a result of the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.

The following table presents additional information about financial assets and liabilities which are measured at fair value on a recurring basis as of December 31, 2013 and 2012, for which the Company has used Level 3 inputs to determine fair value (dollars in thousands):

	December 31, 2013				December 31, 2012
	Investments in Private Equity Funds	RXR Investment (1)	Real Estate Securities	CDO Bonds Payable	Real Estate Securities	CDO Bonds Payable
Beginning balance (2)	$—	$—	$321,937	$1,999,470	$422,607	$2,145,239
Transfers into Level 3 (3)	—	—	7,788	—	84,871	—
Transfers out of Level 3 (3)	—	—	(108,143)	—	(91,161)	—
Purchases / borrowings / amortization / contributions	747,564	192,209	23,594	43,983	59,559	99,775
Sales	—	—	(40,328)	—	(95,433)	—
Paydowns / distributions	(244,138)	—	(54,971)	(647,947)	(80,911)	(675,038)
Repurchases	—	—	—	(44,221)	—	(103,118)
Gains:
Equity in earnings of unconsolidated ventures	82,592	210	—	—	—	—
Unrealized gains included in earnings	—	—	67,824	—	42,772	—
Realized gains included in earnings	—	—	15,179	—	25,431	—
Unrealized gain on real estate securities, available for sale included in OCI	—	—	3,098	—	6,982	—
Deconsolidation of N-Star CDOs (3)	—	—	350,886	(1,656,857)	—	—
Losses:
Unrealized losses included in earnings	—	—	(19,522)	106,622	(47,795)	510,105
Realized losses included in earnings	—	—	(5,601)	26,697	(4,416)	22,507
Unrealized losses on real estate securities, available for sale included in OCI	—	—	(4,138)	—	(569)	—
Deconsolidation of N-Star CDOs (4)	—	—	(90,008)	556,436	—	—
Ending balance	$586,018	$192,419	$467,595	$384,183	$321,937	$1,999,470
Gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to assets or liabilities still held.	$—	$—	$19,777	$93,025	$(1,795)	$(320,134)
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.

(2)	Represents the balance as of January 1, 2013 and 2012 and for the periods ended December 31, 2013 and 2012, respectively.

(3)
Transfers between Level 2 and Level 3 represent a fair value measurement from a third-party pricing service or broker quotations that have become more or less observable during the period. Transfers are assumed to occur at the beginning of the year.

(4)	Represents amounts recorded as a result of the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.

Schedule of quantitative information of Level 3 fair value measurements
For the three months ended March 31, 2014, quantitative information about the Company’s remaining Level 3 fair value measurements on a recurring basis are as follows:

	Fair Value	Valuation Technique	Key Unobservable Inputs(2)	Range
PE Investments	$571,903	Discounted Cash Flow Model	Discount Rate	18% - 24%
RXR Investment(1)	$194,657	Discounted Cash Flow Model/Credit Spread	Discount Rate/Credit Spread	7.5% - 12%
N-Star CDO equity	$142,908	Discounted Cash Flow Model	Discount Rate	18% - 20%
_________________________________________
(1) Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.
(2) Includes timing and amount of expected future cash flows.

For the year ended December 31, 2013, quantitative information about the Company’s remaining Level 3 fair value measurements on a recurring basis are as follows:

	Fair Value	Valuation Technique	Key Unobservable Inputs(2)	Range
PE Investments	$586,018	Discounted Cash Flow Model	Discount Rate	18% - 25%
RXR Investment (1)	$192,419	Discounted Cash Flow Model/Credit Spread	Discount Rate/Credit Spread	7.5% - 12%
N-Star CDO equity	$158,274	Discounted Cash Flow Model	Discount Rate	18% - 20%
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.

Schedule of fair value of financial instruments for which the fair value option was elected
The following table presents the fair value of financial instruments for which the fair value option was elected as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	March 31, 2014	December 31, 2013
Assets:
Investments in private equity funds	$571,903	$586,018
RXR Investment (1)	194,657	192,419
Real estate securities, available for sale:
N-Star CDO equity	142,908	158,274
CMBS and other securities (2)	20,491	13,397
CRE securities in N-Star CDOs
CMBS	486,190	572,301
Third-party CDO notes	23,995	24,931
Agency debentures	31,946	29,540
Unsecured REIT debt	9,511	9,521
Trust preferred securities	5,863	5,791
Subtotal real estate securities, available for sale	720,904	813,755
Total assets	$1,487,464	$1,592,192
Liabilities:
CDO bonds payable	$419,253	$384,183
Total liabilities	$419,253	$384,183
___________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

(2)
March 31, 2014 excludes 35 CRE securities with an aggregate carrying value of $240.2 million for which the fair value option was not elected. December 31, 2013 excludes 36 CRE securities with an aggregate carrying value of $221.3 million for which the fair value option was not elected.

The following table presents the fair value of financial instruments for which the fair value option was elected as of December 31, 2013 and 2012 (dollars in thousands):

	December 31,
	2013	2012
Assets:
Investments in private equity funds, at fair value	$586,018	$—
RXR Investment (1)	192,419	—
Real estate securities, available for sale:
N-Star CDO equity	158,274	—
CMBS and other securities (2)	13,397	4,393
CRE securities in N-Star CDOs
CMBS	572,301	897,800
Third-party CDO notes	24,931	25,756
Agency debentures	29,540	26,462
Unsecured REIT debt	9,521	56,381
Trust preferred securities	5,791	9,571
Subtotal CRE securities in N-Star CDOs	642,084	1,015,970
Total assets	$1,592,192	$1,020,363
Liabilities:
CDO bonds payable (3)	$384,183	$1,999,470
Total liabilities	$384,183	$1,999,470
___________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

(2)
December 31, 2013 excludes 36 CRE securities with an aggregate carrying value of $221.3 million for which the fair value option was not elected. December 31, 2012 excludes 21 CRE securities with an aggregate carrying value of $88.0 million for which the fair value option was not elected.

(3)	December 31, 2012 excludes CapLease CDO bonds payable with a carrying value of $113.0 million for which the fair value option was not elected.

Schedule of difference between the fair value and the aggregate principal amount of liabilities, for which the fair value option has been elected
The following table presents the difference between the fair value and the aggregate principal amount of liabilities, for which the fair value option has been elected as of March 31, 2014 (dollars in thousands):

	Fair Value	Amount Due Upon Maturity	Difference
CDO bonds payable	$419,253	$739,926	$(320,673)
Total	$419,253	$739,926	$(320,673)

The following table presents the difference between the fair value and the aggregate principal amount of liabilities, for which the fair value option has been elected as of December 31, 2013 (dollars in thousands):

	Fair Value	Amount Due Upon Maturity	Difference
CDO bonds payable	$384,183	$970,219	$(586,036)
Total	$384,183	$970,219	$(586,036)

Schedule of change in fair value of financial assets and liabilities in the consolidated statements of operations
The following table presents unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities in the consolidated statements of operations for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	Three Months Ended March 31,
	2014	2013
Assets:
Real estate securities, available for sale	$16,321	$96,719
Liabilities:
CDO bonds payable	(143,360)	(72,284)
Subtotal(1)	(127,039)	24,435
Derivatives	3,953	15,761
Total	$(123,086)	$40,196
____________________________________________________________
(1) Represents financial assets and liabilities for which the fair value option was elected.

The following table presents unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities in the consolidated statements of operations for years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Years Ended December 31,
	2013(3)	2012	2011
Assets:
Real estate securities, available for sale	$93,709	$35,757	$(186,136)
Liabilities:
CDO bonds payable	(106,622)	(510,105)	(197,054)
Subtotal (1)	(12,913)	(474,348)	(383,190)
Derivatives	33,730	44,743	(38,203)
Total (2)	$20,817	$(429,605)	$(421,393)
____________________________________________________________

(1)	Represents financial assets and liabilities for which the fair value option was elected.

(2)	Excludes net cash payments on interest rate swaps related to CDO bonds payable.

(3)	Includes a reversal of net unrealized gains from the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.

Schedule of principal amount, carrying value and fair value of certain financial assets and liabilities
The following table presents the principal amount, carrying value and fair value of certain financial assets and liabilities as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	March 31, 2014			December 31, 2013
	Principal / Notional Amount	Carrying Value	Fair Value	Principal / Notional Amount	Carrying Value	Fair Value
Financial assets:(1)
Real estate debt investments, net	$1,202,908	$1,158,058	$1,151,377	$1,085,280	$1,031,078	$1,026,709
Real estate securities, available for sale(2)	1,752,600	961,136	961,136	2,042,488	1,035,075	1,035,075
Derivative assets(2)(3)	478,688	1,925	1,925	478,688	3,469	3,469
Financial liabilities:(1)
Mortgage and other notes payable	$2,110,623	$2,110,623	$2,108,895	$2,113,334	$2,113,334	$2,107,110
CDO bonds payable(2)	739,926	419,253	419,253	970,219	384,183	384,183
Securitization bonds payable	82,337	82,367	82,500	82,337	82,340	82,517
Credit facilities	62,030	62,030	62,030	70,038	70,038	70,038
Derivative liabilities(2)(3)	349,009	30,717	30,717	674,418	52,204	52,204
____________________________________________________________

(1)	The fair value of other financial instruments not included in this table is estimated to approximate their carrying value.

(2)	Refer to the “Determination of Fair Value” above for disclosure of methodologies used to determine fair value.

(3)	Derivative assets and liabilities exclude timing swaps with an aggregate notional amount of $28.0 million as of March 31, 2014 and December 31, 2013.

The following table presents the principal amount, carrying value and fair value of certain financial assets and liabilities as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013			December 31, 2012
	Principal / Notional Amount	Carrying Value	Fair Value	Principal / Notional Amount	Carrying Value	Fair Value
Financial assets: (1)
Real estate debt investments, net	$1,085,280	$1,031,078	$1,026,709	$2,371,464	$1,832,231	$1,763,851
Real estate securities, available for sale(2)	2,042,488	1,035,075	1,035,075	2,490,837	1,108,393	1,108,393
Derivative assets (2)(3)	478,688	3,469	3,469	815,500	6,229	6,229
Financial liabilities: (1)
Mortgage and other notes payable	$2,113,334	$2,113,334	$2,107,110	$1,015,670	$1,015,670	$1,034,428
CDO bonds payable (2)	970,219	384,183	384,183	3,371,753	2,112,441	2,108,817
Securitization bonds payable	82,337	82,340	82,517	98,131	98,005	98,298
Credit facilities	70,038	70,038	70,038	61,088	61,088	61,088
Secured term loan	—	—	—	14,664	14,664	15,276
Derivative liabilities (2)(3)	674,418	52,204	52,204	1,392,269	170,840	170,840
____________________________________________________________

(1)	The fair value of other financial instruments not included in this table is estimated to approximate their carrying value.

(2)	Refer to the “Determination of Fair Value” above for disclosure of methodologies used to determine fair value.

(3)	Derivative assets and liabilities exclude timing swaps with an aggregate notional amount of $28.0 million and $68.9 million as of December 31, 2013 and 2012, respectively.